Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Unrealized Holding Gain (Loss) on Securities, Tax	$ 1	$ (5)	$ (10)	$ (5)	$ (2)	$ 8	$ 1
Reclassification Adjustment from AOCI for Securities, Tax	(2)	0	(3)	0	1	(1)	1
Unrealized Gain (Loss) on Derivatives, Tax	0	2	23	2	$ (1)	$ 0	$ 0
Reclassification adjustment on derivatives, tax	$ (2)	$ 0	$ (6)	$ 0